Financial Instruments And Risk Management - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Liabilities
Debt undiscounted cash flows	$ 17,455.0
Derivative liabilities, net	155.0	$ 179.0
Derivative financial assets	1,384.0	1,052.0
Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	5,576.0	6,100.0
Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	1,539.0	1,231.0
Debt
Financial Liabilities
Debt undiscounted cash flows	30,114.0	28,320.0
2019
Financial Liabilities
Debt undiscounted cash flows	3,459.0
2019 | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	5,492.0	6,024.0
2019 | Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	1,539.0	1,231.0
2019 | Debt
Financial Liabilities
Debt undiscounted cash flows	4,314.0	3,027.0
1 to 3 years | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	42.0	38.0
1 to 3 years | Debt
Financial Liabilities
Debt undiscounted cash flows	3,362.0	1,949.0
3 to 5 years | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	42.0	38.0
3 to 5 years | Debt
Financial Liabilities
Debt undiscounted cash flows	1,827.0	3,184.0
Thereafter
Financial Liabilities
Debt undiscounted cash flows	12,108.0
Thereafter | Debt
Financial Liabilities
Debt undiscounted cash flows	$ 20,611.0	$ 20,160.0